Operating Results of ETS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss)	$ (319)
Empi Therapy Solutions (ETS)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	13,450
Pre-tax income	6,590
Income tax provision	(6,909)
Net income (loss)	$ (319)